CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 162,480	$ 115,718
Adjustments to reconcile net income to net cash from operating activities:
Depreciation on property and equipment and equipment on operating leases	118,014	116,349
Amortization on intangibles	1,273	1,026
Provision for credit losses	76,394	88,942
Loss on disposal of software		446
Other than temporary impairment of retained interests	4,108	37,468
Gain on retail, wholesale and revolving credit notes sold	(38)	(147,461)
Deferred income tax expense	48,765	16,011
Changes in components of working capital:
Decrease (increase) in servicing fee receivables	2,789	(166)
Increase in affiliated accounts and notes receivables	(39,603)	(39,531)
(Increase) decrease in other assets and equipment held for sale	8,608	(5,078)
Increase (decrease) in accounts payable and other accrued liabilities	(53,012)	(50,165)
Increase in other, net	27,249	72,277
Net cash from operating activities	357,027	205,836
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(15,733,642)	(13,587,107)
Proceeds from sales of receivables	23,825	7,802,700
Collections of receivables	15,431,514	7,813,701
Decrease (increase) in restricted cash	(146,348)	37,749
Purchase of equipment on operating leases	(356,902)	(260,047)
Proceeds from disposal of equipment on operating leases	225,861	134,232
Purchase of asset-backed certificates		(58,919)
Principal pay down of asset-backed certificates		21,000
Purchase of software	(1,199)	(1,222)
Expenditures for property and equipment		(43)
Net cash from (used in) investing activities	(556,891)	1,902,044
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of affiliated debt		118,557
Payment of affiliated debt	(555,950)	(1,196,181)
Proceeds from issuance of long-term debt	2,295,152	407,772
Payment of long-term debt	(1,130,767)	(961,371)
Increase (decrease) in revolving credit facilities	(90,794)	(98,083)
Dividends paid to CNH America LLC	(295,000)	(150,000)
Net cash from (used in) financing activities	222,641	(1,879,306)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	22,777	228,574
CASH AND CASH EQUIVALENTS:
Beginning of period	398,015	169,441
End of period	420,792	398,015
CASH PAID DURING THE YEAR FOR INTEREST	311,707	181,168
CASH PAID DURING THE YEAR FOR TAXES	$ 92,492	$ 40,577